PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,
	2025	2026
	US$	US$
Current
Deposits	188,277	153,226
GST receivables	36,649	43,889
Prepaid expenses	253,416	1,052,482
Deferred initial public offering (“IPO’’) costs	715,630	-
	1,193,972	1,249,597

Non- Current
Prepaid expenses, non-current	-	1,811,250
	-	1,811,250

Prepaid expenses primarily comprise advance payments for professional services, business consultancy services, insurance premiums and subscription fees. Amounts expected to be recognized as expense beyond one year are classified as non-current prepaid expenses.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS